UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811- 4932

John Hancock World Fund
(Exact name of registrant as specified in charter)

601 Congress Street, Boston, Massachusetts 02210
(Address of principal executive offices) (Zip code)

Alfred P. Ouellette, Senior Counsel & Assistant Secretary

601 Congress Street

Boston, Massachusetts 02210

(Name and address of agent for service)

Registrant's telephone number, including area code: 617-663-4324

Date of fiscal year end:	October 31

Date of reporting period:	July 31, 2008

ITEM 1. SCHEDULE OF INVESTMENTS

John Hancock

MUTUAL FUNDS

John Hancock Health Sciences Fund

QUARTERLY PORTFOLIO HOLDINGS

7.31.2008

John Hancock Health Sciences Fund
Securities owned by the Fund on
July 31, 2008 (Unaudited)

Issuer	Shares	Value

Common stocks 89.60%		$132,623,719
(Cost $131,960,528)

Biotechnology 16.08%		23,794,779
Amgen, Inc. (I)	56,769	3,555,443
Biogen Idec, Inc. (I)	24,450	1,705,632
Cephalon, Inc. (I)	98,724	7,222,648
Cubist Pharmaceuticals, Inc. (I)	81,400	1,844,524
Genentech, Inc. (I)	17,973	1,711,928
Genzyme Corp. (I)	20,660	1,583,589
Gilead Sciences, Inc. (I)	113,644	6,134,503
Vanda Pharmaceuticals, Inc. (I)	36,881	36,512

Diversified Chemicals 3.28%		4,847,256
Bayer AG	56,385	4,847,256

Drug Retail 1.92%		2,834,882
CVS Caremark Corp.	77,668	2,834,882

Health Care Distributors 3.70%		5,473,017
AmerisourceBergen Corp.	73,231	3,066,182
Cardinal Health, Inc.	44,795	2,406,835

Health Care Equipment 12.34%		18,267,027
Becton, Dickinson & Co.	17,954	1,524,474
Covidien Ltd.	34,306	1,689,227
Hologic, Inc. (I)	93,841	1,733,243
Hospira, Inc. (I)	39,406	1,503,733
Kinetic Concepts, Inc. (I) (I)	35,000	1,223,250
Medtronic, Inc.	55,930	2,954,782
Stryker Corp.	23,752	1,524,641
Syneron Medical Ltd. (I)	320,921	4,505,731
Zimmer Holdings, Inc. (I)	23,334	1,607,946

Health Care Facilities 0.04%		61,500
TLC Vision Corp. (I)	50,000	61,500

Health Care Services 5.80%		8,587,423
Aveta, Inc. (B)(I)(S)	752,790	4,140,345
Medco Health Solutions, Inc. (I)	89,695	4,447,078

Health Care Supplies 1.27%		1,873,179
Cremer SA (I)	212,760	1,873,179

Insurance Brokers 1.44%		2,138,506
eHealth, Inc. (I)	147,280	2,138,506

Life Sciences Tools & Services 2.04%		3,026,303
Thermo Fisher Scientific, Inc. (I)	50,005	3,026,303

Managed Health Care 9.43%		13,956,417
Aetna, Inc.	214,180	8,783,522
UnitedHealth Group, Inc.	123,852	3,477,764
WellPoint, Inc. (I)	32,319	1,695,131

Personal Products 8.18%		12,115,042
American Oriental Bioengineering, Inc. (I)	1,282,015	12,115,042

John Hancock Health Sciences Fund
Securities owned by the Fund on
July 31, 2008 (Unaudited)

Issuer	Shares	Value

Pharmaceuticals 24.08%		35,648,388
Abbott Laboratories	84,300	4,749,462
Allergan, Inc.	24,408	1,267,507
Barr Pharmaceuticals, Inc. (I)	22,670	1,495,767
Dr. Reddy's Laboratories Ltd. ADR	164,126	2,210,777
Endo Pharmaceuticals Holdings, Inc. (I)	120,500	2,789,575
Johnson & Johnson	154,763	10,596,623
Pfizer, Inc.	329,865	6,158,579
Roche Holding AG	12,794	2,363,843
Stada Arzneimittel AG	45,849	2,378,315
Tongjitang Chinese Medicines Co. ADR (I)	409,485	1,637,940

	Par value
Issuer, description, maturity date	(000)	Value

Short-term investments 8.71%		$12,893,000
(Cost $12,893,000)

Joint Repurchase Agreement 8.71%		12,893,000
Joint Repurchase Agreement with Barclays PLC dated 7-31-08 at
2.05% to be repurchased at $12,893,734 on 8-1-08, collateralized by $7,980,021 U.S. Treasury Inflation Indexed Bond 3.675% due 4-
15-28 (valued at $13,150,860 including interest).	$12,893	12,893,000

Total investments (Cost $144,853,528)† 98.31%		$145,516,719

Other assets and liabilities, net 1.69%		$2,505,657

Total net assets 100.00%		$148,022,376

The percentage shown for each investment category is the total value of the category as a percentage of the net assets of the Fund.

ADR American Depositary Receipt

(B) These securities are fair valued in good faith under procedures established by the Board of Trustees. This security amounted $4,140,345 or 2.80% of the Fund's net assets as of July 31, 2008.

(I) Non-income producing security.

(S) These securities are exempt from registration under Rule 144A of the Securities Act of 1933. Such securities may be resold, normally to qualified institutional buyers, in transactions exempt from registration. Rule 144A securities amounted to $4,140,345 or 2.80% of the net assets of the Fund as of July 31, 2008.

† At July 31, 2008, the aggregate cost of investment securities for federal income tax purposes was $144,911,591. Net unrealized appreciation aggregated $605,128, of which $15,229,651 related to appreciated investment securities and $14,624,523 related to depreciated investment securities.

Written options for the period ended July 31, 2008 were as follows:

	NUMBER OF CONTRACTS	PREMIUMS
		RECEIVED
Outstanding, beginning of period	-	-
Options Written	625	$114,323
Options expired	(625)	(114,323)
Outstanding, end of period	-	-

The Fund had no outstanding written options on July 31, 2008.

John Hancock Health Sciences Fund
Securities owned by the Fund on
July 31, 2008 (Unaudited)

Notes to portfolio of investments

Security valuation
The net asset value of the common shares of the Fund is determined daily as of the close of the New York Stock Exchange (NYSE), normally at 4:00 P.M., Eastern Time. Short-term debt investments that have a remaining maturity of 60 days or less are valued at amortized cost, and thereafter assume a constant amortization to maturity of any discount or premium, which approximates market value. All other securities held by the Fund are valued at the last sale price or official closing price (closing bid price or last evaluated quote if no sale has occurred) as of the close of business on the principal securities exchange (domestic or foreign) on which they trade or, lacking any sales, at the closing bid price. Securities traded only in the over-the-counter market are valued at the last bid price quoted by brokers making markets in the securities at the close of trading. Securities for which there are no such quotations, principally debt securities, are valued based on the evaluated prices provided by an independent pricing service, which utilizes both dealer-supplied and electronic data processing techniques, which take into account factors such as institutional-size trading in similar groups of securities, yield, quality, coupon rate, maturity, type of issue, trading characteristics and other market data.

Other assets and securities for which no such quotations are readily available are valued at fair value as determined in good faith under consistently applied procedures established by and under the general supervision of the Board of Trustees. Generally, trading in non-U.S. securities is substantially completed each day at various times prior to the close of trading on the NYSE. The values of such securities used in computing the net asset value of the Fund’s shares are generally determined as of such times. Occasionally, significant events that affect the values of such securities may occur between the times at which such values are generally determined and the close of the NYSE. Upon such an occurrence, these securities will be valued at fair value as determined in good faith under consistently applied procedures established by and under the general supervision of the Board of Trustees.

In deciding whether to make a fair value adjustment to the price of a security, the Board of Trustees or their designee may review a variety of factors, including developments in foreign markets, the performance of U.S. securities markets and the performance of instruments trading in U.S. markets that represent foreign securities and baskets of foreign securities. The Fund may also fair value securities in other situations, for example, when a particular foreign market is closed, but the Fund is calculating the net asset value. In view of these factors, it is likely that a Fund investing significant amounts of assets in securities in foreign markets will be fair valued more frequently than a Fund investing significant amounts of assets in frequently traded, U.S. exchange listed securities of large-capitalization U.S. issuers.

For purposes of determining when fair value adjustments may be appropriate with respect to investments in securities in foreign markets that close prior to the NYSE, the Fund will, on an ongoing basis, monitor for “significant market events.” A significant market event may be a certain percentage change in the value of an index that tracks foreign markets in which Fund has significant investments. If a significant market event occurs due to a change in the value of the index, the pricing for investments in foreign markets that have closed prior to the NYSE will promptly be reviewed and potential adjustments to the net asset value will be recommended to the Fund’s Pricing Committee where applicable. Valuations change in response to many factors including the historical and prospective earnings of the issuer, the value of the issuer’s assets, general economic conditions, interest rates, investor perceptions and market liquidity.

Joint repurchase agreement
Pursuant to an exemptive order issued by the Securities and Exchange Commission, the Fund, along with other registered investment companies having a management contract with the Adviser, may participate in a joint repurchase agreement transaction. Aggregate cash balances are invested in one or more large repurchase agreements, whose underlying securities are obligations of the U.S. government and/or its agencies. The Fund’s custodian bank receives delivery of the underlying securities for the joint account on the Fund’s behalf. When a Fund enters into a repurchase agreement, it receives delivery of collateral, the

John Hancock Health Sciences Fund
Securities owned by the Fund on
July 31, 2008 (Unaudited)

amount of which at the time of purchase and each subsequent business day is required to be maintained at such a level that the value is generally 102% of the repurchase amount.

Options
The Fund may purchase and sell put and call options on securities (whether or not it holds the securities in its portfolio).

When the Fund writes a put or call option, an amount equal to the premium received by the Fund is recorded as a liability and is subsequently “marked-to-market” to reflect the current market value of the option written. If an option expires or if the Fund enters into an offsetting purchase option, the Fund realizes a gain (or loss if the cost of an offsetting purchase option exceeds the premium received when the option was written). If a written call option is exercised, the Fund realizes a gain or loss from the sale of the underlying security with the proceeds of the sale increased by the premium originally received. If a written put option is exercised, the amount of the premium originally received reduces the cost of the security that the Fund purchases upon exercise of the option.

When the Fund purchases a put or call option, the premium paid by the Fund is included in the Portfolio of Investments and subsequently “marked-to-market” to reflect the current market value of the option. If the purchased option expires, the Fund realizes a loss for the cost of the option. If the Fund enters into a closing sale transaction, the Fund realizes a gain or loss, depending on whether proceeds from the closing sale transaction are greater or less than the original cost of the option. If the Fund exercises a call option, the cost of the securities acquired by exercising the call is increased by the premium paid to buy the call. If the Fund exercises a put option, it realizes a gain or loss from the sale of the underlying security and the proceeds from such sale are decreased by the premium originally paid.

The Fund may use options to manage exposure to fluctuations in currency values. Writing puts and buying calls may increase the Fund’s exposure to the underlying instrument. Buying puts and writing calls may decrease the Fund’s exposure to the underlying instrument. Losses may arise from changes in the value of the underlying instruments, if there is an illiquid secondary market for the contracts or if the counterparties do not perform under the terms of the contract.

For more information

Trustees
James F. Carlin, Chairman
James R. Boyle†
William H. Cunningham
Deborah C. Jackson
Charles L. Ladner*
Stanley Martin*
Dr. John A. Moore*
Patti McGill Peterson*
Steven R. Pruchansky
*Members of the Audit Committee
†Non-Independent Trustee

Officers
Keith F. Hartstein
President and Chief Executive Officer

Thomas M. Kinzler
Secretary and Chief Legal Officer

Francis V. Knox, Jr.
Chief Compliance Officer

Charles A. Rizzo
Chief Financial Officer

Gordon M. Shone
Treasurer

John G. Vrysen
Chief Operating Officer

Investment adviser
John Hancock Advisers, LLC
601 Congress Street
Boston, MA 02210-2805

Subadviser
MFC Global Investment
Management (U.S.), LLC
101 Huntington Avenue
Boston, MA 02199

Principal distributor
John Hancock Funds, LLC
601 Congress Street
Boston, MA 02210-2805

Custodian
The Bank of New York Mellon
One Wall Street
New York, NY 10286

Transfer agent
John Hancock Signature Services, Inc.
P.O. Box 9510
Portsmouth, NH 03802-9510

Legal counsel
K&L Gates LLP
One Lincoln Street
Boston, MA 02111-2950

How to contact us

Internet	www.jhfunds.com	
Mail	**Regular mail:** John Hancock Signature Services, Inc. P.O. Box 9510 Portsmouth, NH 03802-9510	**Express mail:** John Hancock Signature Services, Inc. Mutual Fund Image Operations 164 Corporate Drive Portsmouth, NH 03801
Phone	Customer service representatives EASI-Line TDD line	**1-800-225-5291** **1-800-338-8080** **1-800-554-6713**

This report is for the information of the shareholders of John Hancock Health Sciences Fund.

280Q3 7/08
9/08

ITEM 2. CONTROLS AND PROCEDURES.

(a) Based upon their evaluation of the registrant's disclosure controls and procedures as conducted within 90 days of the filing date of this Form N-Q, the registrant's principal executive officer and principal financial officer have concluded that those disclosure controls and procedures provide reasonable assurance that the material information required to be disclosed by the registrant on this report is recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission's rules and forms.

(b) There were no changes in the registrant's internal control over financial reporting that occurred during the registrant's last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting.

ITEM 3. EXHIBITS.

Separate certifications for the registrant's principal executive officer and principal financial officer, as required by Rule 30a-2(a) under the Investment Company Act of 1940, are attached.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

John Hancock World Fund

By: /s/ Keith F. Hartstein
-------------------------------------
Keith F. Hartstein
President and Chief Executive Officer

Date: September 19, 2008

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By: /s/ Keith F. Hartstein
-------------------------------------
Keith F. Hartstein
President and Chief Executive Officer

Date: September 19, 2008

By: /s/ Charles A. Rizzo
-------------------------------------
Charles A. Rizzo
Chief Financial Officer

Date: September 19, 2008